CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		89 Months Ended	92 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities
Net loss	$ (933,888)	$ (2,568,631)	$ (14,387,782)	$ (7,909,113)	$ (49,900,782)	$ (50,834,670)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,321	3,458	13,836	11,677	114,980	118,301
Stock-based compensation	464,027	167,545	722,811	822,452	3,671,215	4,135,242
Change in fair value of derivative liability	(5,064,488)	73,316	(2,806,750)	284,692	(2,441,699)	(7,506,187)
Write-off of intangible assets	0	0	0	0	85,125	85,125
Warrants issued for services	0	0	0	0	480,400	480,400
Warrants issued in connection with note conversion	0	0	0	0	348,000	348,000
Note discount arising from beneficial conversion feature	0	0	0	0	475,391	475,391
Deferred rent	(1,166)	7,541	5,360	(7,397)	12,711	11,545
Loss on disposal of assets	0	0	0	2,677	5,357	5,357
Noncash interest expense	2,118,721	0	6,255,996	0	6,567,514	8,686,235
Changes in operating assets and liabilities
Prepaid expenses and other current assets	158,462	196,311	93,432	(49,448)	(203,516)	(45,054)
Restricted cash	0	0	0	44,018	0	0
Security deposit	0	0	0	(10,455)	(10,455)	(10,455)
Accounts payable	332,404	619,436	869,993	128,799	1,553,154	1,885,558
Accrued expenses	(150,732)	(625,647)	(130,170)	(166,926)	1,057,871	907,139
Due to related party	1,932	(34,662)	(56,488)	15,458	28,268	30,200
Net cash used in operating activities	(3,071,407)	(2,161,333)	(9,419,762)	(6,833,566)	(38,156,466)	(41,227,873)
Cash flows from investing activities
Purchase of property and equipment	0	0	0	(23,014)	(100,174)	(100,174)
Cash paid for intangible assets	0	0	0	0	(85,125)	(85,125)
Proceeds from related party advance	0	0	0	0	525,000	525,000
Repayment of related party advance	0	0	0	0	(525,000)	(525,000)
Net cash used in investing activities	0	0	0	(23,014)	(185,299)	(185,299)
Cash flows from financing activities
Proceeds from issuance of common stock to founders	0	0	0	0	5,000	5,000
Proceeds from issuance of preferred stock in private placement, net	0	0	0	0	13,974,230	13,974,230
Proceeds from issuance of common stock in private placement, net	0	0	0	0	17,690,037	17,690,037
Deferred financing fees paid	0	0	(1,172,345)	0	(1,217,345)	(1,217,345)
Proceeds from issuance of notes payable	0	0	0	0	1,000,000	1,000,000
Repayment of notes payable	0	0	0	0	(1,000,000)	(1,000,000)
Proceeds from issuance of convertible notes payable	0	0	0	0	3,967,000	3,967,000
Proceeds from issuance of convertible debentures payable	0	0	14,857,200	0	14,857,200	14,857,200
Proceeds from exercise of stock options	0	0	0	6,480	9,080	9,080
Net cash provided by financing activities	0	0	13,684,855	6,480	49,285,202	49,285,202
Net increase (decrease) in cash and cash equivalents	(3,071,407)	(2,161,333)	4,265,093	(6,850,100)	10,943,437	7,872,030
Cash and cash equivalents at beginning of period	10,943,437	6,678,344	6,678,344	13,528,444	0	0
Cash and cash equivalents at end of period	7,872,030	4,517,011	10,943,437	6,678,344	10,943,437	7,872,030
Supplemental schedule of cash flows information:
Cash paid for interest	40,000	0	105,034	0	185,034	225,034
Supplemental schedule of non-cash investing and financing activities:
Conversion of notes payable and interest to common stock	0	0	0	0	4,278,518	4,278,518
Common shares of Laurier issued in reverse merger transaction	0	0	0	0	110	110
Issuance of common shares in lieu of liquidated damages	297,143	0				297,143
Issuance of warrants in connection with private placement of convertible preferred units	0	0	0	0	3,340,421	3,340,421
Issuance of warrants in connection with private placement of convertible debentures	0	0	12,973,055	0	12,973,055	12,973,055
Issuance of common stock pursuant to placement agent agreement	0	0	43,500	0	43,500	43,500
Preferred stock dividends settled in common stock	$ 0	$ 0	$ 0	$ 319,074	$ 319,074	$ 319,074